DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Jun. 30, 2025
DISCONTINUED OPERATIONS
Summary of discontinued operations presented in consolidated statements of operations and consolidated balance sheets

	Three months Ended June 30,		Nine months Ended June 30,
	2025	2024	2025	2024
Clinical laboratory service revenues	$26,050	$324,730	$572,928	$992,450

Cost of clinical laboratory service revenues	301,556	322,098	795,237	$993,299

Gross profit	(275,506)	2,632	(222,309)	(849)

Selling, general and administrative	69,478	43,031	192,877	322,530
Interest (Income)	(25)	(6,608)	(3,302)	(50,982)
Other (income), net	(8,764)	—	(8,764)	—
Net loss from discontinued operations	(336,195)	(33,791)	(403,120)	(272,397)
Provision for income taxes	—	—	—	—
Net loss from discontinued operations, net of tax	$(336,195)	$(33,791)	$(403,120)	$(272,397)

	June 30,	September 30,
	2025	2024
ASSETS
Cash and cash equivalents	$12,458	$578,732
Accounts receivable, net	12,550	33,760
Inventories	—	5,867
Prepaid expenses and other current assets	—	59,787
Total current assets of discontinued operations	25,008	678,146
Property and equipment, net	11,264	94,337
Total assets of discontinued operations	36,272	772,483

LIABILITIES
Accounts payable and accrued liabilities	124,565	56,061
Total liabilities of discontinued operations	$124,565	$56,061